intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2026
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer
		contracts, related		Access to						Total
		customer		rights-of-way,				Total		intangible
		relationships and		crowdsource	Assets under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	assets and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
Balance as at January 1, 2026		$5,962	$9,396	$585	$517	$16,460	$13,217	$29,677	$11,325	$41,002
Additions		—	55	30	439	524	373	897	—	897
Assets under construction put into service		20	384	—	(404)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(249)	(249)	(21)	—	(519)	—	(519)	—	(519)
Net foreign exchange differences		70	5	10	3	88	—	88	103	191
Balance as at June 30, 2026		$5,803	$9,591	$604	$555	$16,553	$13,590	$30,143	$11,428	$41,571
ACCUMULATED AMORTIZATION AND IMPAIRMENT
Balance as at January 1, 2026		$2,503	$6,533	$313	$—	$9,349	$—	$9,349	$865	$10,214
Amortization		313	498	28	—	839	—	839	—	839
Impairment	(b)	500	—	—	—	500	—	500	1,635	2,135
Dispositions, retirements and other		(260)	(247)	(4)	—	(511)	—	(511)	—	(511)
Net foreign exchange differences		30	2	6	—	38	—	38	31	69
Balance as at June 30, 2026		$3,086	$6,786	$343	$—	$10,215	$—	$10,215	$2,531	$12,746
NET BOOK VALUE
Balance as at December 31, 2025		$3,459	$2,863	$272	$517	$7,111	$13,217	$20,328	$10,460	$30,788
Balance as at June 30, 2026		$2,717	$2,805	$261	$555	$6,338	$13,590	$19,928	$8,897	$28,825

1	Accumulated amortization and impairment of goodwill of $364 is amortization recorded before 2002 and impairments (inclusive of net foreign exchange differences) recorded subsequently.

Schedule of cash-generating units' goodwill carrying amounts

As at (millions)	June 30, 2026	December 31, 2025
TELUS technology solutions	$7,691	$7,024
TELUS health	1,206	935
TELUS digital experience	—	2,501
	$8,897	$10,460